Income Taxes (Tables)	12 Months Ended
Sep. 30, 2011
Income Tax Disclosure [Abstract]
Reconciliation of provision (benefit) for income taxes
The provision (benefit) for income taxes consisted of the following:

	Year Ended September 30,
	2011	2010	2009
Current:
Federal	$55.6	53.7	63.9
State	7.1	6.9	8.2
Foreign	—	—	(0.2)
	62.7	60.6	71.9
Deferred:
Federal	(63.0)	(11.0)	(13.6)
State	(5.0)	(0.9)	(1.1)
Foreign	(1.0)	0.8	(1.4)
	(69.0)	(11.1)	(16.1)
Income tax (benefit) provision	$(6.3)	49.5	55.8

Reconciliation of income tax (benefit) provision
A reconciliation of income tax (benefit) provision with amounts computed at the statutory federal rate follows:

	Year Ended September 30,
	2011	2010	2009
	As Restated
Computed tax at federal statutory rate (35%)	$(150.7)	$49.5	$54.9
Non-deductible goodwill impairment loss	149.7	—	—
Domestic production activities deduction	(5.5)	(3.4)	(4.1)
State income taxes, net of effect on federal tax	(0.1)	3.6	4.4
Other, net (none in excess of 5% of computed tax)	0.3	(0.2)	0.6
	$(6.3)	$49.5	$55.8

Deferred tax assets (liabilities)
Deferred tax assets (liabilities) were as follows:

	September 30, 2011			September 30, 2010
	Assets	Liabilities	Net	Assets	Liabilities	Net
Current:
Accrued liabilities	$3.4	$—	$3.4	$3.5	$—	$3.5
Other items	0.4	—	0.4	0.7	(0.7)	—
	3.8	—	3.8	4.2	(0.7)	3.5
Noncurrent:
Property	—	(103.7)	(103.7)	—	(112.2)	(112.2)
Intangible assets	—	(282.7)	(282.7)	—	(339.9)	(339.9)
Pension and other postretirement benefits	38.5	—	38.5	32.8	—	32.8
Stock-based compensation awards	1.6	—	1.6	1.3	—	1.3
Foreign operating loss carryforwards	11.8	—	11.8	12.4	—	12.4
Other items	1.7	—	1.7	0.7	—	0.7
	53.6	(386.4)	(332.8)	47.2	(452.1)	(404.9)
Total deferred taxes	$57.4	$(386.4)	$(329.0)	$51.4	$(452.8)	$(401.4)